Foreign Currency Amounts	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Foreign Currency Amounts
27.	FOREIGN CURRENCY AMOUNTS
The following tables show the amounts of assets and liabilities in foreign currency as of December 31, 2025 and 2024:

Item	12/31/2025					12/31/2024
	Total	Total per currency				Total
		US dollar	Euro	Real	Other
Assets
Cash and deposits in banks	3,550,309,754	3,506,676,977	37,984,685	315,563	5,332,529	2,689,971,230
Debt securities at fair value through profit or loss (1)	124,657,498	124,657,498				173,260,268
Other financial assets	105,241,810	105,142,676	99,134			102,696,142
Loans and other financing	2,341,726,923	2,340,898,492	828,431			1,482,655,431
Other financial entities	131,816	131,816				68,124
Non-financial private sector and foreign residents	2,341,595,107	2,340,766,676	828,431			1,482,587,307
Other debt securities	118,166,384	118,166,384				109,016,423
Financial assets delivered as guarantee	66,346,687	66,243,756	102,931			34,365,547
Equity instruments at fair value through profit or loss	535,165	535,165				401,937

Total assets	6,306,984,221	6,262,320,948	39,015,181	315,563	5,332,529	4,592,366,978

Liabilities
Deposits	4,916,884,958	4,888,625,025	28,259,933			3,631,806,343
Non-financial public sector	151,326,777	151,326,777				124,735,672
Financial sector	17,555,700	17,555,700				14,948,219
Non-financial private sector and foreign residents	4,748,002,481	4,719,742,548	28,259,933			3,492,122,452
Liabilities at fair value through profit or loss	14,716,259	14,716,259
Other financial liabilities	265,257,069	260,329,309	4,479,432	115	448,213	212,970,970
Financing received from the BCRA and other financial institutions	135,457,085	131,876,147	3,580,938			56,830,523
Issued corporate bonds	757,584,577	757,584,577
Subordinated corporate bonds	588,032,164	588,032,164				549,446,878
Other non-financial liabilities	6,872,231	6,872,231				5,482,930

Total liabilities	6,684,804,343	6,648,035,712	36,320,303	115	448,213	4,456,537,644

(1)	Includes Argentine Treasury Bonds linked to the US dollar for 722,051.